UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: November 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

	Schedule of Investments
	November 30, 2005 (Unaudited)
Shares/Principal Amount - % of Assets		Market Value

COMMON STOCKS

Advertising - 0.49%
19,632	Interpublic Group of Companies *	182,970

Automotive Parts- Retail/Wholesale - 0.94%
7,916	Genuine Parts Co.	350,758

Banks- Money Center - 2.41%
19,642	Bank of America Corp.	901,371

Banks - Regional - 3.76%
19,099	BB&T Corp.	812,662
17,430	National City Corp.	591,051
		1,403,713

Beverages- Alcoholic/Soft Drink - 2.61%
13,649	Anheuser-Busch Companies, Inc.	597,007
8,842	Coca-Cola Corp.	377,465
		974,472

Building Products- Retail/Whole - 1.82%
7,740	Black & Decker Corp.	679,649

Business Services - 0.79%
24,856	Servicemaster Co.	296,035

Chemicals- Diversified - 0.96%
19,250	RPM International, Inc.	358,050

Chemicals - Specialty - 0.95%
12,045	Englehard Corp.	355,328

Commercial Services - 0.96%
9,272	Diebold, Inc.	360,310

Computer- Mini/Micro - 1.61%
20,228	Hewlett-Packard Co.	600,165

Containers- Paper/Plastic - 1.11%
15,038	Bemis Co., Inc.	414,297

Cosmetics & Personal Care - 7.02%
27,368	Avon Products, Inc.	748,515
10,932	Colgate-Palmolive Co.	596,013
13,964	Johnson & Johnson	862,277
7,088	Kimberly Clark Corp.	418,050
		2,624,855

Diversified Operations - 6.51%
7,289	3M Company	572,041
21,673	Corning, Inc. *	438,878
9,400	Fortune Brands, Inc.	732,824
19,343	General Electric Co.	690,932
		2,434,675

Electronic Equipment - 1.88%
16,630	Scientific-Atlanta, Inc.	703,782

Electronic- Semiconductors - 2.55%
35,320	Intel Corp.	942,338

Finance- Investment Management - 2.45%
9,855	Franklin Resources, Inc.	915,332

Financial Services - 8.47%
22,516	Countrywide Financial Corp.	783,782
17,722	H&R Block, Inc.	433,126
45,910	Paychex, Inc.	1,947,043
		3,163,951
Fire, Marine & Casualty Insurance - 1.05%
8,424	St. Paul Travelers	391,969

Food- Misc. Preparation - 3.56%
15,407	ConAgra Foods, Inc.	331,251
15,095	Hormel Foods Corp.	495,116
7,352	Wrigley Co.	504,274
		1,330,641

Insurance- Life/Property/Casualty - 3.84%
29,920	AFLAC, Inc.	1,436,160

Leisure Products - 1.94%
14,634	Polaris Industries, Inc.	723,505

Machinery- Electrical Equipment - 2.32%
12,509	Johnson Controls, Inc.	868,750

Manufacturing - 3.18%
7,761	Illinois Tool Works, Inc.	685,063
12,700	Ingersoll-Rand Co.	503,301
		1,188,364
Medical Instruments/Products - 3.96%
26,651	Medtronic, Inc.	1,480,996

Medical Drugs - 2.80%
12,168	Abbott Laboratories	458,855
27,700	Pfizer, Inc.	587,240
		1,046,095

Metal Ores- Gold/Non Ferrous Materials - 1.27%
3,495	Phelps Dodge Corp.	474,167

Office Equipment & Supplies - 1.18%
10,575	Pitney Bowes, Inc.	440,555

Oil & Gas- International - 3.87%
11,762	BP Plc ADR	774,410
11,549	Exxon Mobil Corp.	670,188
		1,444,598

Paper & Paper Products - 0.63%
7,521	International Paper Co.	237,137

Publishing- Books/News/Periodicals - 1.01%
6,145	Gannett Company, Inc.	378,655

Retail- Apparel/Shoes - 1.43%
24,049	Limited Brands, Inc.	535,090

Retail- Drug Stores - 0.45%
45,168	Rite Aid Corp. *	166,670

Retail- Food & Restaurant - 1.21%
8,869	Wendy's International, Inc.	450,368

Retail/Wholesale- Building Products - 1.78%
15,966	Home Depot, Inc.	667,059

State Commercial Banks - 2.02%
34,000	Popular, Inc.	754,120

Telecommunications Services - 3.32%
15,876	Bellsouth Corp.	432,780
13,358	Centurytel, Inc.	442,150
14,714	SBC Communications, Inc.	366,526
		1,241,456

Textile- Apparel/Mill Products - 1.16%
7,655	VF Corp.	433,656

Transportation- Equipment/Leasing - 0.82%
7,215	Ryder Systems, Inc.	306,132

Transportation- Railroads - 0.82%
3,992	Union Pacific Corp.	305,548

Utility- Electric - 2.57%
11,021	Duke Energy Corp.	296,024
10,028	Edison International, Inc.	452,463
12,215	Teco Energy, Inc.	213,640
		962,127

Utility-Gas Distribution - 2.17%
13,185	National Fuel Gas Co.	425,216
9,733	SCANA Corp.	385,621
		810,837

Utility- Water - 3.93%
39,697	Aqua America, Inc.	1,468,392

Total for Common Stock (Cost $30,252,183) - 99.55%		$ 37,205,098

Cash & Equivalents - 0.02%
9,812	Wisconsin Corporate Centralcredit Union Variable	9,182
	Demand Note (Cost $9,812) 3.96%**

	Total Investments - 99.58%	37,214,280
	(Cost $30,261,995)

	Other Assets Less Liabilities - 0.42%	157,685

	Net Assets - 100.00%	$ 37,371,965

* Non-income producing security.
** Variable Rate Security; The Coupon Rate shown represents the rate at November 30, 2005.
ADR- American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
The MP63 Fund
1. SECURITY TRANSACTIONS
At November 30, 2005 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,261,995 amounted to $6,952,915 which consisted of aggregate gross unrealized appreciation of $8,765,078 and aggregate gross unrealized depreciation of $1,812,163.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date January 18, 2006

By /s/David Fish

*David Fish

Treasurer

Date January 18, 2006

* Print the name and title of each signing officer under his or her signature.